DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

On March 17, 2026, the Company completed the disposal of equity interests in Elong Power International Co., Limited and its subsidiaries to a non-affiliated third party for a purchase price of $10,000, and calculated a gain resulting from such disposition as follows:

US$
Consideration:	10,000

	As of March 31,	As of December 31,
	2026	2025
ASSETS
Current assets
Cash and cash equivalents	$190	$87
Restricted cash	132,831	128,866
Accounts receivable	5,704	-
Prepaid expenses and other current assets	1,751,003	1,111,798
Total current assets	1,889,728	1,240,751
Operating lease right of use assets,net	16,095,094	15,616,368
Finance lease right of use assets,net	60,366	58,570
Total non current assets	16,155,460	15,674,938
Total assets	$18,045,188	$16,915,689

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Current portion of long-term loan payable	515,836	500,493
Accounts and notes payable	1,173,138	1,138,245
Amounts due to related parties	78,634	76,295
Contract liabilities	3,970,657	3,852,555
Accrued expenses and other current liabilities	8,828,673	4,383,679
Product warranty provision, current	1,530,704	1,485,175
Total current liabilities	16,097,642	11,436,442

Product warranty provision-non current	172,995	167,849
Lease liabilities, non current	24,985,816	24,242,648
Finance liabilities, non current	149,583	145,134
Total non current liabilities	25,308,394	24,555,631
Total liabilities	41,406,036	35,992,073

Total net assets of the Disposal Group	$(23,360,848)	(19,076,384)

Gain on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	$23,370,848	-
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(764,444)	-
Gain on disposal recognized in the unaudited condensed consolidated Statements of Operations and Comprehensive income (loss)	22,606,404	-

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and for six months ended June 30, 2025 is as follow:

	For the three months ended March 31,	For the six months ended June 30,
	2026	2025
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	-	194,810
Cost of revenues	$-	$(791,775)
Selling expenses	-	(2,077)
General and administrative expenses	-	(526,668)
Interest expense,net	(2,002)	(180,929)
Others,net	-	73,744
Loss from discontinued operations, before income tax	(2,002)	(1,232,895)

The condensed cash flows of the Disposed Group were as follows for the three months ended March 31, 2026 and for the six months ended June 30, 2025:

	For the three months ended March 31,	For the six months ended June 30,
	2026	2025
Net cash used in operating activities	$(754)	$(84,312)
Net cash generated from financing activities	$-	$58,624